Shareholder Report, Holdings (Details) - C000014262	Dec. 31, 2024
Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(6.50%)
Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.90%
CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	0.20%
B
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BB
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BBB
Holdings [Line Items]
Percent of Net Asset Value	21.10%
A
Holdings [Line Items]
Percent of Net Asset Value	14.90%
AA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
AAA
Holdings [Line Items]
Percent of Net Asset Value	60.30%
AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	2.00%
AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.00%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	10.20%
AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.30%
AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	19.20%
AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	23.00%
AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	26.30%